Financial risk management and fair values (Tables)	12 Months Ended
Dec. 31, 2019
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Remaining Contractual Maturities of Non-derivative Financial Liabilities Based on Contractual Undiscounted Cash Flows
The following tables show the remaining contractual maturities at the end of the reporting period of the Group’s non-derivative
financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on rates current at the end of the reporting period) and the earliest date the Group can be required to pay:

	2019 Contractual undiscounted cash outflow
	Within 1 year or on demand RMB million	More than 1 year but less than 2 years RMB million	More than 2 years but less than 5 years RMB million	More than 5 years RMB million	Total RMB million	Carrying amount at December 31 RMB million
Borrowings	38,304	4,251	8,720	2,007	53,282	51,180
Lease liabilities	25,404	23,860	63,003	44,814	157,081	134,074
Trade and other payables and accrued charges	21,300	—	—	—	21,300	21,300

	85,008	28,111	71,723	46,821	231,663	206,554

	2018 Contractual undiscounted cash outflow					Carrying amount at December 31 RMB million
	Within 1 year or on demand RMB million	More than 1 year but less than 2 years RMB million	More than 2 years but less than 5 years RMB million	More than 5 years RMB million	Total RMB million
						(Note)
Borrowings	40,121	8,272	6,335	2,188	56,916	54,417
Obligations under finance leases	12,062	11,738	36,765	22,200	82,765	72,221
Trade and other payables and accrued charges	21,292	—	—	—	21,292	21,292

	73,475	20,010	43,100	24,388	160,973	147,930

Sensitivity Analysis of Significant Foreign Exchange Rates and Impact on Profit after Tax and Retained Profits
The following table indicates the instantaneous change in the Group’s profit after tax and retained profits that would arise if foreign exchange rates to which the Group has significant exposure at the end of the reporting period had changed at that date, assuming all other risk variables remained constant. The range of such sensitivity was considered to be reasonably possible at the end of the reporting date.

	2019
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained profits RMB million
USD	1%	434
	(1%)	(434)
Euro	1%	26
	(1%)	(26)
Japanese Yen	10%	94
	(10%)	(94)

	2018
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained profits RMB million
USD	1%	195
	(1%)	(195)
Euro	1%	28
	(1%)	(28)
Japanese Yen	10%	103
	(10%)	(103)

	2017
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained profits RMB million
USD	1%	278
	(1%)	(278)
Euro	1%	31
	(1%)	(31)
Japanese Yen	10%	116
	(10%)	(116)

Disclosure of Exposure to Credit Risk and Expected Credit Losses for Air Ticket Receivables
The following table provides information about the Group’s exposure to credit risk and ECLs for air ticket receivables as at December 31, 2019 and 2018:

	December 31, 2019
	Expected loss rate %	Gross carrying amount RMB million	Loss allowance RMB million
Within 3 months	0.01%	1,877	—
More than 3 months but less than 1 year	50.00%	11	6
More than 1 year but less than 2 years	100.00%	7	7
More than 2 years but less than 3 years	100.00%	—	—
More than 3 years	100.00%	16	16

		1,911	29

	December 31, 2018
	Expected loss rate %	Gross carrying amount RMB million	Loss allowance RMB million
Within 3 months	0.01%	1,940	—
More than 3 months but less than 1 year	50.00%	8	4
More than 1 year but less than 2 years	100.00%	2	2
More than 2 years but less than 3 years	100.00%	6	6
More than 3 years	100.00%	16	16

		1,972	28

Schedule of Movement in the Allowances for Loan Losses
Movement in the loss allowance account in respect of trade receivables during the year is as follows:

	2019 RMB million	2018 RMB million
Balance at January 1	36	37
Amounts written off during the year	(11)	(2)
Impairment losses written back	(1)	(4)
Impairment losses recognized during the year	12	5

Balance at December 31	36	36

Carrying Value of Financial Instruments Measured at Fair Value on a Recurring Basis

			Fair value measurements as at December 31, 2019 categorized into
	Note	Fair value at December 31, 2019 RMB million	Level 1 RMB million	Level 2 RMB million	Level 3 RMB million
Recurring fair value measurement
Financial assets:
Other equity instrument investments:
-Non-listed shares	26	188	—	—	188
-Non-tradable shares	26	861	—	—	861
Other non-current financial assets:
-Listed shares	26	74	74	—	—
-Non-listed shares	26	32	—	—	32
Derivative financial assets:
-Interest rate swaps	27	3	—	3	—
-Cross currency swaps	27	187	—	187	—
-Forward foreign exchange contracts	27	31	—	31	—

			Fair value measurements as at December 31, 2018 categorized into
	Note	Fair value at December 31, 2018 RMB million	Level 1 RMB million	Level 2 RMB million	Level 3 RMB million
Recurring fair value measurement
Financial assets:
Other equity instrument investments:
-Non-listed shares	26	234	—	—	234
-Non-tradable shares	26	846	—	—	846
Other non-current financial assets:
-Listed shares	26	71	71	—	—
-Non-listed shares	26	32	—	—	32
Other financial assets	26	440	—	440	—
Derivative financial assets:
-Interest rate swaps	27	75	—	75	—
Financial liabilities:
Derivative financial liabilities:
-Cross currency swaps	27	(44)	—	(44)	—

Quantitative Information of Valuation Technique and Significant Unobservable Inputs Used in Measuring Financial Instruments at Fair Value on a Recurring Basis
Information about Level 3 fair value measurements

	Valuation technique	Significant unobservable inputs	Range
Other equity instruments investments
-Non-listed shares (1)&(3)	Market comparable companies	Discount for lack of marketability	22%
-Non-tradable shares (2)&(3)	Discounted cash flow	Expected profit growth rate during the projection period	10-12%
		Perpetual growth rate	3%
		Perpetual dividend payout rate	80%
		Expected dividend payout rate during the projection period	34%
		Discount rate	9.90%
Other non-current financial assets
-Non-listed shares (2)	Discounted cash flow	Expected profit growth rate during the projection period	11%-15%
		Perpetual growth rate	1%-4%
		Perpetual dividend payout rate	80%
		Expected dividend payout rate during the projection period	27%-43%
		Discount rate	9.90%-11.08%

(1)
The fair value of
non-listed
shares are determined by using comparable listed companies adjusted for lack of marketability discount. The fair value measurement is negatively correlated to the discount for lack of marketability.

(2)
The fair value of these
non-tradable
shares and
non-listed
shares is determined by discounting projected cash flow series associated with respective investments. The valuation takes into account the expected profit growth rates and expected dividend payout rate of the investees. The discount rates used have been adjusted to reflect specific risks relating to respective investees. The fair value measurement is positively correlated to the expected profit growth rates during the projection period, perpetual growth rate, perpetual dividend payout rate and expected dividend payout rates during the projection period of respective investees, and negatively correlated to the discount rates.

(3)
Any gain or loss arising from the remeasurement of the Group’s unlisted equity securities held for strategic purposes are recognized in the fair value reserve
(non-recycling)
in other comprehensive income. Upon disposal of the equity securities, the amount accumulated in other comprehensive income is transferred directly to retained earnings.

(4)
From January 1, 2018, any gain or loss arising from the remeasurement of the Group’s unlisted equity securities held for strategic purposes are recognized in the fair value reserve
(non-recycling)
in other comprehensive income. Upon disposal of the equity securities, the amount accumulated in other comprehensive income is transferred directly to retained earnings.